Variable Annuity II
Advantage II Variable Annuity
Advantage III Variable Annuity
National Advantage Variable Annuity

Flexible Premium Deferred Variable Annuity
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account C

     Supplement dated January 12, 2010
to Prospectuses and Statement of Additional Information (SAI) Dated May 1, 2009

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectus the following portfolio name change is effective January 6, 2010.

            Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Large Cap Value Fund

Under “Investment Policies Of The Funds’ Portfolios” the following name and investment objective change is effective January 6, 2010.

Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.

A corresponding name change is hereby made throughout the prospectus.

This supplement will alter the SAI’s listed above in the following manner:

In the SAI’s under “Condensed Financials” the following name change is effective January 6, 2010.

            Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Large Cap Value Fund

A corresponding name change is hereby made throughout the Statement of Additional Information (SAI).

Please retain this supplement for future reference.